Offerings	Nov. 10, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit | $ / shares	32.44
Maximum Aggregate Offering Price	$ 4,055,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 560
Offering Note

(1)
The 125,000 newly-registered shares may be sold, from time to time, by the Registrant, pursuant to the Registrant’s Dividend Reimbursement and Direct Stock Purchase and Sale Plan. In accordance with Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall be deemed to cover any additional securities that may be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Estimated in accordance with Rule 457(c) solely for the purpose of computing the registration fee based upon $32.44, the average of the high and low prices per share of Common Stock reported on the Nasdaq Global Select Market on November 5, 2025.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	241,689
Maximum Aggregate Offering Price	$ 9,318,627
Carry Forward Form Type	S-3
Carry Forward File Number	333-268204
Carry Forward Initial Effective Date	Nov. 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,092.59
Offering Note

(2)
Estimated in accordance with Rule 457(c) solely for the purpose of computing the registration fee based upon $32.44, the average of the high and low prices per share of Common Stock reported on the Nasdaq Global Select Market on November 5, 2025.

(3)
Pursuant to Rule 415(a)(6) of the Securities Act of 1933, as amended, the securities registered pursuant to this Registration Statement include 241,689 unsold shares of Common Stock previously registered for sale on the Registrant’s previously filed and effective Registration Statement on Form S-3 for the Dividend Reinvestment and Direct Stock Purchase and Sale Plan (File No. 333-268204), initially filed on November 7, 2022. Accordingly, there is no registration fee due in connection with these previously registered securities. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Registration Statement No. 333-268204 will be deemed terminated as of the effectiveness of this Registration Statement.